Note 8 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
8.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2019	December 31, 2020
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shiping Ltd.	(a)	37,650,000	24,625,000
Diamantis Shipowners Ltd.	(b)	3,507,220	3,026,300
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(c)	12,050,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(d)	32,000,000	28,500,000
		85,207,220	67,301,300
Less: Current portion		(12,541,840)	(20,891,840)
Long-term portion		72,665,380	46,409,460
Deferred charges, current portion		246,520	246,520
Deferred charges, long-term portion		477,595	189,432
Long-term bank loans, current portion net of deferred charges		12,295,320	20,645,320
Long-term bank loans, long-term portion net of deferred charges		72,187,785	46,220,028

Loan from related party, current
Euroseas Ltd.	(e)	5,000,000	2,500,000

The future annual loan repayments are as follows:

To December 31:
2021	20,891,840
2022	8,884,460
2023	37,525,000
Total	67,301,300

(a)	On
November 21, 2018,
the Company signed a reducing revolving credit facility with Eurobank Ergasias S.A (the “Lender”) for an amount of up to
$45,000,000.
A loan of
$30,000,000
was drawn on
November 21, 2018
by Joanna Maritime Ltd., Jonathan John Shipping Ltd., Corfu Navigation Ltd. and Bridge Shipping Ltd. to fully refinance all of the Company's existing facilities with this bank and provide working capital. The revolving tranche was available for a period of
18
months from signing of the loan agreement for the purpose of partly financing new vessel acquisitions or providing working capital and can be renewed subject to the bank's approval and a fee to be determined. The loan is payable in
12
equal consecutive quarterly principal installments of
$900,000
followed by a balloon amount of
$19,200,000
to be paid together with the last principal installment in
November 2021.
The interest rate margin is
3.90%
over LIBOR, reduced from
4.40%
as described below.

Each quarterly principal instalment paid is added to the revolving tranche and may
be redrawn. The remaining
$7,350,000
of the revolving facility, after including principal repayments up to
December 31, 2019,
remained available to the Company in order to finance up to
55%
of the market value of post
2001
-built ships. The undrawn amount available under the revolving facility incurred an annual commitment of
0.40%
and any amount drawn would incur a
1%
underwriting fee. On
June 26, 2020,
the Lender signed with the borrower a
second
supplement letter according to which the undrawn committed amount under the abovementioned credit facility agreement was cancelled upon the borrower's request. Additionally, the Lender agreed to defer the amount of
$2,700,000
(the remaining
three
installments of
2020
) to be repaid together with the balloon payment in
November 2021.

Within the
third
and the
fourth
quarter of
2020
the Company sold
five
vessels used as collateral under the abovementioned credit facility agreement (M/V “Manolis P.”, M/V “EM Oinousses”, M/V “Kuo Hsiung”, M/V “Ninos” and M/V “EM Athens”). An aggregate amount of
$11,750,000
was prepaid and all aforementioned vessels were released from their mortgages. Following the above prepayment, the quarterly principal installments were reduced to
$400,000
and the balloon payment was reduced to
$12,150,000
with the repayment of the loan resuming in
February 2021.

The loan is secured with (i)
first
priority mortgages over M/V “Aegean Express”, M/V “Joanna”, M/V “EM Corfu” and M/V “Akinada Bridge”, (ii)
first
assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company has the option (at the Lender's absolute discretion) to substitute a mortgaged vessel by notifying the Lender in writing at least one
month prior to the intended substitution date, provided that: a) the substitute vessel is of a similar type, of the same or younger age, having the same or enhanced characteristics (including, without limitation, deadweight, lightweight, shipyard pedigree and technical specifications) and will be
100%
owned by a shipowning company, incorporated in a jurisdiction acceptable to the Lender and owned by a ship owning company owned by the Company (directly or indirectly) and b) the new shipowning company provides a first
preferred mortgage over the new vessel and a corporate guarantee in favor of the Lender and executes any other security documentation as may
be requested by the Lender at its discretion. The Company paid loan arrangement fees of
$300,000
within
2018
for this tranche.

On
May 30, 2019,
the Lender made available to the Company
two
new ship-related (M/V “EM Astoria” and M/V “Evridiki G”) advances totaling
$12.0
million or
55%
of the aggregate market value of the
two
aforementioned vessels, with a simultaneous reduction of the margin of the loan, from
4.40%
to
3.90%
per annum. The Lender also agreed, during the remaining facility period, to reduce the amount held as cash collateral from
$5.0
million to
$1.0
million and release the balance in favor of the borrower. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shiping Ltd. and to provide working capital. The loan is payable in
16
equal consecutive quarterly principal installments of
$375,000
followed by a balloon amount of
$6,000,000
to be paid together with the last principal installment in
May 2023.
On
June 26, 2020,
the Lender agreed to defer the amount of
$1,125,000
(the remaining
three
installments of
2020
) to be repaid together with the balloon payment in
May 2023,
increasing the balloon amount to
$7,125,000.
The loan is secured with (i)
first
priority mortgages over M/V “Evridiki G” and M/V “EM Astoria”, (ii)
first
assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid a loan arrangement fee of
$32,000
within
2019
for this tranche. The security cover ratio covenant for the facility is set to
140%.

(b)	On
July 29, 2019,
the Company signed a term loan facility with Piraeus Bank S.A. for an amount not
exceeding the lesser between
$4,000,000
and
90%
of the scrap value of M/V “Diamantis P”. On
July 31, 2019,

a loan of
$3,667,680
was drawn by Diamantis Shipping Ltd. to partly finance the acquisition of M/V “Diamantis P”. The loan is payable in twelve
equal consecutive quarterly instalments of
$160,460
plus a balloon amount of
$1,742,160
to be paid together with the last instalment in
July 2022.
The margin of the loan is
3.50%
over LIBOR. The loan is secured with (i)
first
priority mortgage over M/V “Diamantis P”, (ii)
first
assignment of earnings and insurance of M/V “Diamantis P”, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of
$32,000
within
2019
for this loan. The security cover ratio covenant for the facility is set to
110%
until the
first
anniversary of the drawdown date and
120%
thereafter. On
July 29, 2020,
the Company signed a supplemental agreement with Piraeus Bank S.A. under which it was agreed to defer the amount of
$160,460,
representing half of the installments of the
third
and the
fourth
quarter of
2020
to be repaid together with the balloon payment in
July 2022,
increasing the balloon amount to
$1,902,620.

(c)	On
July 30, 2019,
the Company signed a term loan facility with HSBC Bank Plc. for an amount of
$12,500,000.
The loan was used to partly finance the acquisition of M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on
August 8, 2019.
The loan is payable in
fourteen
consecutive equal quarterly installments of
$450,000
plus a balloon payment of
$6,200,000
to be paid together with the last instalment in
February 2023.
The loan bears interest at LIBOR plus a margin of
2.95%.
The loan is secured with (i)
first
priority mortgages over M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses” (ii)
first
assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$62,500
within
2019
for this loan. The security cover ratio covenant for the facility is set to
130%.
On
September 30, 2020,
the Company signed a supplemental agreement with HSBC Bank Plc. under which it was agreed to defer the amount of
$900,000,
representing the installments of the
third
and the
fourth
quarter of
2020,
to be repaid together with the balloon payment in
February 2023,
increasing the balloon amount to
$7,100,000.

(d)	On
November 8, 2019,
the Company signed a term loan facility with Piraeus Bank S.A. for an amount of
$32,000,000.
The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on
November 18, 2019.
The loan is payable in
three
consecutive equal quarterly instalments of
$1,400,000
followed by
thirteen
consecutive equal quarterly instalments of
$800,000
and a balloon payment of
$17,400,000
to paid together with the last instalment in
November 2023.
The loan bears interest at LIBOR plus a margin of
3.50%.
The loan is secured with (i)
first
priority mortgages over M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” (ii)
first
assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$352,000
within
2019
for this loan. The security cover ratio covenant for the facility is set to
125%.
On
July 7, 2020,
the Company signed a supplemental agreement with Piraeus Bank S.A. under which it was agreed to defer the amount of
$1,500,000
from the installments of the
third
and the
fourth
quarter of
2020,
to be repaid together with the balloon payment in
November 2023,
increasing the balloon amount to
$18,900,000.

On
September 30, 2019,
Euroseas signed an agreement with Colby Trading Ltd. (“Colby”), a company controlled by the Pittas family and affiliated with the Company's Chief Executive Officer, as supplemented on
December 20, 2019
and
March 30, 2020,
to draw down a
$2.5
million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. Interest on the loan is
8%
per annum and is payable quarterly. The loan was payable in
four
repayment instalments of a principal amount of
$625,000
each, maturing by
November 2020.
The
first
repayment instalment was paid on
May 15, 2020
and the remaining
three
instalments, which were payable on a quarterly basis, were rescheduled to be paid at the maturity of the loan in
November 2020
.
Under certain limited circumstances, the Company can pay principal in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company paid
$51,111
and
$160,035
on interest for the years ended
December 31, 2019
and
2020,
respectively. On
November 24, 2020,
Colby exercised its right to convert the outstanding balance of the loan of
$1,875,000
into the Company's common shares as per the terms of the loan agreement. As a result, on
November 25, 2020,
the Company issued
702,247
shares to Colby. The conversion price was the lowest closing price over the fifteen
business days prior to the conversion notice as per the terms of the loan, amounting to approximately
$2.67
per share. The Company incurred a loss on the extinguishment of the above debt of
$491,571,
deriving from the difference between the conversion price and the closing price of the Company's common shares on the Nasdaq Capital Market on the date of issuance of approximately
$3.37
per share. The specific amount is recorded under “Loss on debt extinguishment” in the consolidated statement of operations.

On
November 1, 2019,
Euroseas signed a
second
agreement with Colby, as supplemented on
November 15, 2020,
to draw another
$2.5
million loan to finance working capital needs. Interest on the loan is
8%
per annum and is payable quarterly. This loan was fully repaid upon its maturity on
March 31, 2021.
The Company paid
$33,333
and
$201,248
on interest for this loan for the years ended
December 31, 2019
and
2020,
respectively.

In addition to the terms specific to each bank loan described above, all the above bank loans are secured with a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company's subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$4,410,376
and
$2,245,010
as of
December 31, 2019
and
2020,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2020,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2018,
2019
and
2020
amounted to
$2,703,845,
$3,219,471
and
$3,836,985
respectively.